UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Arbor Capital Management, LLC
Address:	One Financial Plaza
		120 S. Sixth St., Ste. 1000
		Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	4/1/2003
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	1,025,487

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    21950   860765 SH       SOLE                   708727            152038
ADVANCED NEUROMODULATION SYSTE COM              00757T101    29803   694700 SH       SOLE                   572400            122300
AFFILIATED MANAGERS GROUP      COM              008252108    13307   320100 SH       SOLE                   267065             53035
AFFYMETRIX INC                 COM              00826T108    11968   460300 SH       SOLE                   384200             76100
ALTIRIS INC.                   COM              02148M100    15010  1201800 SH       SOLE                   988700            213100
AMERICAN HEALTHWAYS, INC.      COM              02649V104    10344   544400 SH       SOLE                   448900             95500
AMERICAN PHARMA PARTNERS INC.  COM              02886P109    15090   788000 SH       SOLE                   646800            141200
AMSURG CORP-CL A               COM              03232P405    23481   931800 SH       SOLE                   771370            160430
ARTISAN COMPONENTS INC         COM              042923102    15534   961200 SH       SOLE                   791200            170000
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    24070   736100 SH       SOLE                   607800            128300
CABOT MICROELECTRONICS CORP    COM              12709P103    20416   486800 SH       SOLE                   400500             86300
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109    10368   450800 SH       SOLE                   371000             79800
CERNER CORP.                   COM              156782104    11822   365100 SH       SOLE                   300200             64900
CHICAGO PIZZA & BREWERY INC    COM              167889104     2791   397600 SH       SOLE                   327200             70400
CHOICEPOINT INC                COM              170388102    24213   714252 SH       SOLE                   591155            123097
CIMA LABS INC                  COM              171796105     9088   418800 SH       SOLE                   347000             71800
COGNIZANT TECH SOLUTIONS CORP. COM              192446102    17373   258100 SH       SOLE                   212800             45300
COMPUTER PROGRAMS & SYSTEMS    COM              205306103    14536   593300 SH       SOLE                   488000            105300
CONNETICS CORP                 COM              208192104     2784   166200 SH       SOLE                   137600             28600
COOPER COMPANIES INC           COM              216648402    22105   739300 SH       SOLE                   613600            125700
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    31773   892000 SH       SOLE                   738115            153885
CREE INC                       COM              225447101     6725   363100 SH       SOLE                   301000             62100
CYBERONICS                     COM              23251P102     5902   275900 SH       SOLE                   227100             48800
EDUCATION MANAGEMENT CORP      COM              28139T101    10909   274300 SH       SOLE                   226400             47900
EON LABS INC                   COM              29412E100     9388   351600 SH       SOLE                   290700             60900
ERESEARCH TECHNOLOGY INC       COM              29481V108    24835   925300 SH       SOLE                   764500            160800
EXPEDITORS INTL WASH           COM              302130109    15592   433700 SH       SOLE                   359428             74272
EXPRESS SCRIPTS INC            COM              302182100    17562   315300 SH       SOLE                   259300             56000
FACTSET RESH SYS INC           COM              303075105    17964   553600 SH       SOLE                   457620             95980
FRED'S INC.                    COM              356108100    13385   480600 SH       SOLE                   395700             84900
GETTY IMAGES INC               COM              374276103    30330  1104500 SH       SOLE                   914700            189800
HOT TOPIC INC                  COM              441339108    16198   694900 SH       SOLE                   571984            122916
HOTELS.COM                     COM              44147T108    20879   362000 SH       SOLE                   301300             60700
HPL TECHNOLOGIES INC           COM              40426C105        0  1080500 SH       SOLE                   930100            150400
ICU MEDICAL INC                COM              44930G107    29782  1082600 SH       SOLE                   890558            192042
INTEGRATED CIRCUIT SYSTEMS     COM              45811K208    19014   876200 SH       SOLE                   721000            155200
INTERDIGITAL COMM CORP         COM              45866A105    16366   723100 SH       SOLE                   600300            122800
INVESTORS FINANCIAL SVCS CP    COM              461915100    15206   625000 SH       SOLE                   518320            106680
ITT EDUCATIONAL SERVICES INC   COM              45068B109     8481   302900 SH       SOLE                   249800             53100
KNIGHT TRANSN INC COM          COM              499064103    15073   765500 SH       SOLE                   630100            135400
LABRANCHE & CO                 COM              505447102     8311   452200 SH       SOLE                   375700             76500
LEAPFROG ENTERPRISES INC.      COM              52186N106    15613   654900 SH       SOLE                   539100            115800
MERCURY COMPUTER SYSTEMS INC   COM              589378108    16831   618800 SH       SOLE                   509200            109600
MONOLITHIC SYSTEM TECHNOLOGY   COM              609842109     7086  1006500 SH       SOLE                   827468            179032
NEOWARE SYSTEMS INC            COM              64065P102     8046   643200 SH       SOLE                   529100            114100
NETFLIX.COM INC                COM              64110L106    31522  1549000 SH       SOLE                  1286900            262100
NETSCREEN TECHNOLOGIES INC.    COM              64117V107     9437   562400 SH       SOLE                   462869             99531
O'REILLY AUTOMOTIVE INC.       COM              686091109    18454   681700 SH       SOLE                   560800            120900
O2MICRO INTERNATIONAL LTD      COM              G6797E106    14801  1375600 SH       SOLE                  1137400            238200
ODYSSEY HEALTHCARE INC         COM              67611V101    47106  1981749 SH       SOLE                  1645764            335985
OMNIVISION TECHNOLOGIES        COM              682128103    12036   580900 SH       SOLE                   481100             99800
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    33200   897300 SH       SOLE                   743994            153306
PORTFOLIO RECOVERY ASSOCIATES, COM              73640Q105    18784   825300 SH       SOLE                   679300            146000
POWER INTERGRATIONS INC        COM              739276103    20098   969500 SH       SOLE                   799600            169900
PRIORITY HEALTHCARE CORP.      COM              74264T102     8360   313700 SH       SOLE                   258100             55600
RESOURCES CONNECTION INC.      COM              76122Q105     5824   273700 SH       SOLE                   224300             49400
SERENA SOFTWARE INC            COM              817492101     9797   613800 SH       SOLE                   505700            108100
SRA INTERNATIONAL INC.         COM              78464R105    14796   624300 SH       SOLE                   513700            110600
STRAYER EDUCATION INC          COM              863236105    21126   384800 SH       SOLE                   316700             68100
SURMODICS INC                  COM              868873100    26076   843600 SH       SOLE                   699400            144200
TREX COMPANY INC.              COM              89531P105     8241   255300 SH       SOLE                   209900             45400
VENTANA MEDICAL SYSTEMS        COM              92276H106     7068   353200 SH       SOLE                   290600             62600
VERINT SYSTEMS INC             COM              92343X100     7801   461600 SH       SOLE                   379900             81700
VISTACARE INC.                 COM              92839Y109     8469   474800 SH       SOLE                   394500             80300
WEBSENSE INC.                  COM              947684106     5189   353200 SH       SOLE                   290700             62500